INCOME TAXES - Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes
Canadian statutory rate (as a percent)	24.00%	26.50%	27.00%
Expected income tax expense/(recovery)	$ (284,189)	$ (56,143)	$ 130,002
Foreign and statutory rate differences	(37,451)	27,446	(23,859)
Share-based compensation	2,073	(5,398)	(18,102)
Non-taxable capital (gains)/losses	17,261	3,994	7,254
Change in valuation allowance	(31,195)	(22,038)	6,292
Amounts in respect of prior periods	8,905	(19,451)
Non-deductible goodwill impairment and other expenses	63,841	119,451	1,624
Income Tax expense/(recovery)	$ (260,755)	$ 47,861	$ 103,211